Trade receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
11 Trade receivables
The trade receivables include the following:

	As of December 31,
in 000€	2021	2020	2019
Trade receivables	42,814	32,346	42,509
Allowance for doubtful accounts	(1,273)	(1,475)	(1,532)
Total	41,541	30,871	40,977
Trade receivables are
non-interest
bearing and are generally on payment terms of 30 to 90 days.
As at December 31, 2021, trade receivables of an initial value of K€1,273 (2020: K€1,475; 2019: K€1,532) were impaired as part of the expected credit losses analysis. Impairment is account
e
d for under the other operating expenses. See below for changes in the impairment of receivables.

in 000€
At January 1, 2019	(1,873)
Addition	(141)
Usage	131
Reversal	351
At December 31, 2019	(1,532)
Addition	(852)
Usage	301
Reversal	608
At December 31, 2020	(1,475)
Addition	(689)
Usage	259
Reversal	632
At December 31, 2021	(1,273)